OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2019
OPERATING LEASES
Schedule of operating lease cost and short-term lease cost

For the Year
Ended December
31, 2019

Cost of revenues	90
Selling expenses	1,367
Research and development expenses	1,132
General and administrative expenses	511
Total operating lease cost	3,100

Short-term lease cost	1,873

Total lease cost	4,973

Schedule of maturities of lease liabilities

Operating Lease
2020	2,949
2021	1,613
2022	769
2023	10
2024	—
Thereafter	—
Total undiscounted lease payment	5,341
Less: Imputed interest	525
Present value of lease liabilities	4,816